Prepaid expenses, deposits and other assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses Deposits And Other Assets Tables [Abstract]
Schedule of prepaid expenses, deposits and other assets
	2020	2019
Prepaid expenses	1,546	1,150
Deposits and other receivables	1,448	2,098
	2,994	3,248